Mortgage Banking Derivatives Mortgage Banking Derivatives	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Mortgage Banking Derivatives
Mortgage Banking Derivatives
Commitments to fund certain mortgage loans (interest rate locks) to be sold into the secondary market and forward commitments for the future delivery of mortgage loans to third party investors are considered derivatives. It is the Company's practice to enter into forward commitments for the future delivery of residential mortgage loans when interest rate lock commitments are entered into in order to economically hedge the effect of changes in interest rates resulting from its commitments to fund the loans. At year-end 2018, the Company had approximately $9,655,000 of interest rate lock commitments and approximately $11,750,000 of forward commitments for the future delivery of residential mortgage loans. The fair value of these mortgage banking derivatives was reflected by derivative asset and liability of $335,000 and $88,000, respectively, at December 31, 2018. Changes in the fair values of these mortgage-banking derivatives are included in net gains on sale of loans.
The net gains (losses) relating to free-standing derivative instruments used for risk management is summarized below (in thousands):

In Thousands
2018
Forward contracts related to mortgage loans held for sale and interest rate contracts	$(88)
Interest rate contracts for customers	335

The following table reflects the amount and fair value of mortgage banking derivatives included in the consolidated balance sheet as of December 31, 2018 (in thousands):

	In Thousands
	2018
	Notional Amount	Fair Value
Included in other assets (liabilities):
Interest rate contracts for customers	$9,655	335
Forward contracts related to mortgage loans held-for-sale	11,750	(88)